Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,310	$ 9,927	$ 9,812	$ 10,817	$ 10,519	$ 10,947	$ 10,426	$ 10,044	$ 9,212	$ 9,009	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,099	9,742	9,629	10,704	10,481	10,998	10,544	10,236	9,472	9,315	10,000
Class M
Account Value [Line Items]
Line Graph and Table Measure Name	Class M (with sales charge)
Account Value	$ 11,118	9,779	9,703	10,708	10,443	10,900	10,406	10,052	9,250	9,059	9,675
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,496	10,124	10,027	11,094	10,806	11,276	10,770	10,392	9,557	9,362	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,191	10,669	10,517	11,542	11,197	11,615	11,018	10,573	9,670	9,421	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,080	10,582	10,435	11,473	11,130	11,546	10,965	10,548	9,656	9,406	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,794	11,176	10,693	10,643	10,635	10,510	10,258	10,102	10,039	10,009	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,794	11,176	10,693	10,643	10,635	10,510	10,258	10,102	10,039	10,009	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,794	11,176	10,693	10,643	10,635	10,510	10,258	10,102	10,039	10,009	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,794	11,176	10,693	10,643	10,635	10,510	10,258	10,102	10,039	10,009	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,794	11,176	10,693	10,643	10,635	10,510	10,258	10,102	10,039	10,009	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,794	$ 11,176	$ 10,693	$ 10,643	$ 10,635	$ 10,510	$ 10,258	$ 10,102	$ 10,039	$ 10,009	$ 10,000